Stockholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Oct. 01, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Number of shares of common stock authorized		18,000,000,000	18,000,000,000	3,600,000,000
Number of shares of treasury stock		242,143,391	124,806,850	39,783,003
Percentage of cash dividends from retained earnings appropriated as a capital reserve or a legal reserve		10.00%	10.00%	10.00%
Percentage of ordinary shares used to obtain aggregated amount of capital reserve and legal reserve		25.00%	25.00%	25.00%
Minimum threshold percentage of additional paid in capital or proceeds from issuance of shares incorporated in common stock specified by The Companies Act of Japan		50.00%	50.00%	50.00%
Shareholders stock split	five-for-one
Dividends paid in kind		¥ 955,700
Board Resolution Two Thousand Twenty Five September Three [Member]
Statements [Line Items]
Dividends paid in kind		¥ 955,700
Dividends per share		¥ 159.89
Tranche One [Member]
Statements [Line Items]
Number of shares repurchased				798,000
Stock repurchase amount				¥ 10,000
Tranche Two [Member]
Statements [Line Items]
Number of shares repurchased				14,869,300
Stock repurchase amount				¥ 192,532
Tranche Three [Member]
Statements [Line Items]
Number of shares repurchased			572,400
Stock repurchase amount			¥ 7,468
Tranche Four [Member]
Statements [Line Items]
Number of shares repurchased			93,287,300
Stock repurchase amount			¥ 250,000
Tranche Five [Member]
Statements [Line Items]
Number of shares repurchased			7,715,800
Stock repurchase amount			¥ 27,930
Tranche Six [Member]
Statements [Line Items]
Number of shares repurchased		6,921,900
Stock repurchase amount		¥ 22,069
Tranche Seven [Member]
Statements [Line Items]
Number of shares repurchased		63,156,800
Stock repurchase amount		¥ 250,000
Tranche Eight [Member]
Statements [Line Items]
Number of shares repurchased		70,793,900
Stock repurchase amount		¥ 250,000